Parent Entity Financial Information - Summary of Parent Entity Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	$ 197,491	$ 204,350
Total Assets	773,079	784,683
Current Liabilities	81,112	102,626
Total Liabilities	204,674	187,241
Shareholders' Equity
Issued Capital	1,530,774	1,508,846
Reserves
Accumulated losses	(1,068,403)	(1,010,903)
Total Equity	568,405	597,442	$ 480,355	$ 501,838
Loss for the period	(57,500)	(102,142)	(87,956)
Total comprehensive (loss)/income for the period	(58,629)	(100,608)	$ (88,648)
Parent
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	78,939	35,381
Total Assets	1,285,153	1,122,282
Current Liabilities	17,595	14,879
Total Liabilities	139,991	16,964
Shareholders' Equity
Issued Capital	1,530,774	1,508,846
Reserves
Foreign Currency Translation Reserve	(208,309)	(262,349)
Share Options Reserve	118,322	111,273
Warrant Reserve	12,969	12,969
Accumulated losses	(308,594)	(265,421)
Total Equity	1,145,162	1,105,318
Loss for the period	(43,173)	(35,672)
Total comprehensive (loss)/income for the period	$ (43,173)	$ (35,672)